Leases - Summary of Amounts Recognised in Profit or Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	¥ 4,139	¥ 4,480	¥ 1,618
Interest expense on lease liabilities	1,082	2,561	613
Covid-19-related rent concessions from a lessor	0	(778)	0
Expense relating to short term leases and leases of low-value assets included in administrative expenses	1,604	775	112
Total amount recognised in profit or loss	¥ 6,825	¥ 7,038	¥ 2,343